Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following tables summarize income and expense from transactions with related parties for the periods indicated:

	Three Months Ended March 31,
	2013		2012
	Income	Expense	Income	Expense
ING V	$0.4	$3.3	$0.5	$0.8
ING Group	4.2	5.0	—	10.0
ING Bank	(0.4)	18.4	10.6	33.4
Other	3.6	3.7	3.8	1.5
Total	$7.8	$30.4	$14.9	$45.7

Assets and liabilities from transactions with related parties as of the dates indicated are shown in the following table:

	March 31, 2013		December 31, 2012
	Assets	Liabilities	Assets	Liabilities
ING V	$0.4	$501.9	$0.3	$501.9
ING Group	9.5	0.8	3.4	0.1
ING Bank	36.3	43.5	33.6	33.6
Other	3.6	1.8	2.2	1.1
Total	$49.8	$548.0	$39.5	$536.7

The following tables summarize income and expense from transactions with related parties for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Income	Expense	Income	Expense	Income	Expense
ING V	$1.8	$13.5	$11.1	$38.9	$(36.6)	$115.2
ING Group	13.9	8.2	—	78.1	—	78.3
ING Bank	35.5	104.6	367.9	67.1	(106.5)	91.0
Other	10.5	7.9	18.4	20.7	17.6	13.3
Total	$61.7	$134.2	$397.4	$204.8	$(125.5)	$297.8

Assets and liabilities from transactions with related parties as of December 31, 2012 and 2011 are shown in the following table:

	2012		2011
	Assets	Liabilities	Assets	Liabilities
ING V	$0.3	$501.9	$0.4	$502.1
ING Group	3.4	0.1	0.4	—
ING Bank	33.6	33.6	13.7	14.7
Other	2.2	1.1	9.7	1.1
Total	$39.5	$536.7	$24.2	$517.9